Organization (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization
Net cash provided by/(used in) operating activities	¥ (42,543)	$ (6,676)	¥ (1,336,897)	¥ 887,112
Net cash used in investing activities	(189,363)	(29,715)	24,048	(922,049)
Net cash (used in)/provided by financing activities	(37,581)	(5,897)	(298,089)	(1,130,093)
VIEs
Organization
Net cash provided by/(used in) operating activities	(795,178)	(124,780)	(1,557,785)	584,053
Net cash used in investing activities	(30,798)	(4,833)	24,048	(913,760)
Net cash (used in)/provided by financing activities	¥ 714,536	$ 112,126	¥ 174,273	¥ (1,029,213)